Equity Investments Measured at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial assets measured at fair value through other comprehensive income [abstract]
Dividend received	¥ 22	¥ 52